Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Manufacturing costs	$ 0	$ 3,500			$ 58,153	$ 305,098
Deferred compensation	$ 1,268,013				1,268,013	1,268,013
Rent expense					$ 42,149	$ 42,083
Lease rental obligation			$ 10,248	$ 40,680
Office Furniture Equipment [Member]
Property Plant And Equipment Estimated Useful Lives	3 years				3 years
Laboratory Equipment [Member]
Property Plant And Equipment Estimated Useful Lives	5 years				5 years